Revenue - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Revenue
Contract asset	$ 4,172	$ 9,363
Contract liability	15,665	$ 15,225	$ 6,316
Contract with Customer, Liability, Increase (Decrease) for Contract Acquired in Business Combination	$ 11,423